[LOGO]                          SEMI - ANNUAL REPORT
MASTRAPASQUA                    NOVEMBER 30, 2000
& ASSOCIATES


                                MASTRAPASQUA
                                GROWTH VALUE FUND






                                     [LOGO]

                          (MASTRAPASQUA & ASSOCIATES)
                              (COLUMN & CURRENCY)

                                TABLE OF CONTENTS

A Message to Our Shareholders................................................  1

Schedule of Investments......................................................  3

Statement of Assets and Liabilities..........................................  4

Statement of Operations......................................................  5

Statement of Changes in Net Assets...........................................  6

Financial Highlights.........................................................  7

Notes to Financial Statements................................................  8

                 (This page has been left blank intentionally.)

MASTRAPASQUA GROWTH VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
NOVEMBER 30, 2000
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present you with the initial semi-annual report for the Mastrapasqua Growth Value Fund, sharing with you the financial highlights of the period and our perspective of the financial markets.

Declining equity prices and extreme market volatility marked the first five months of the Fund's operation. As we describe below, however, we are confident about the future, and believe that the markets are in a transitional state -- one where we are saying goodbye to "Irrational Exuberance" and hello to "Rational Exuberance."

The year 2000 ended on a distressful note. Nasdaq valuations slid more than 50% from intra-year highs, with the downturn triggered by companies signaling weakening demand trends and softening earnings. A trend that began earlier this summer with sluggish automobile sales spread to consumer durables, personal computers, semiconductors, outsourcing companies and mature telecommunication systems. The Fund's holdings in Cisco (- 38%), Intel (-54.3%), and PMC Sierra (-53.7%) reflected these trends. Fortunately, the Fund's investments in the healthcare sector, particularly, Applera Corporation (38%), IDEC Pharmaceuticals (45.5%), Forest Laboratories (24%), Waters Corporation (19.5%) and Baxter International (18.8%) performed well, partially offsetting the technology-dominated downturn. Since its inception on July 5, 2000, the Fund has underperformed its benchmark, the Russell 3000 Index, (-20.10% to -9.34%). Much of this underperformance is attributable to momentum investors and the impact of forced selling which has resulted in the creation of several investment opportunities.

The good news is that the landscape appears to be changing. We believe the Federal Reserve has recognized that the Internet is transforming the way business works in fundamentally positive ways. That partly explains why the Fund's E-Value (old economy companies implementing Internet technology to facilitate operations) holdings such as Emerson Electric (22%) and Procter & Gamble (27.8%) fared well. The Federal Open Market Committee meeting held on December 19, 2000 switched to an accommodative monetary bias, but withheld any immediate interest rate reduction. Thereafter, on January 3, the Federal Reserve cut interest rates by 50 basis points. Fiscal stimulus, in the form of a potential 2001 tax reduction, would be an additional positive step to enhance economic activity.

The first tangible glimpse of 2001 market and economy prospects will come early in 2001 when corporations report December quarter earnings and disclose business trends and expectations. The realigned earnings picture will be overlaid with the Fed's January 3, 2001 interest rate cut, hopefully the first in a series of Fed rate reductions. Multiple rate reductions may stimulate business activity, and the return of a positive yield curve is a distinct possibility. Fiscal stimulus is likely to occur, with magnitude and timing the only uncertainties.

The prospects for market recovery are aligned with the potential for dramatic corporate earnings growth in the immediate future. For the first time in history, corporations have access to Internet-based technology that may enable production, marketing, and distribution of products and services to end users at previously unknown efficiency levels, which is why we find the E-Value sector attractive. It is our impression that most companies have not realized the full potential of these efficiencies. Prospectively, substantial implementation progress will lift earnings above modeled expectations.

                                 1                                   FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
NOVEMBER 30, 2000
--------------------------------------------------------------------------------


Mature global communications systems were designed and developed to accommodate analog voice traffic. Data traffic volume now exceeds voice and is growing ten times per year, placing enormous strain on our communications network. Hence, the scramble is on to simultaneously deliver a modern voice/data system and accommodate prospective demand requirements. The development of a new communications infrastructure rivals all previous capital projects, but the benefits will be lower communication costs and expanded communication capability. In addition, it is likely that accelerated medical breakthroughs, specifically in genetics, will result in significant drug development and delivery by 2001.

The foundation for non-inflationary and profitable economic growth in 2001 and beyond rests primarily upon the continued development of Internet and communications productivity enhancing products, and the genomics and proteomics based life-advancing systems. The speeds with which these trends develop depend upon the adequacy of enabling monetary policies. The foundations remain strong.

On behalf of Mastrapasqua Growth Value Fund and Mastrapasqua & Associates, the Fund's investment adviser, thank you for your investment and support. We look forward to continuing to serve your investment needs.



                                   Sincerely,

                                   /s/ Frank Mastrapasqua

                                   Frank Mastrapasqua
                                   Chairman, Chief Executive Officer



THE FUND'S SINCE INCEPTION (07/05/2000) CUMULATIVE RETURN FOR THE PERIOD ENDING DECEMBER 31, 2000 WAS -19.60%. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S RETURN ASSUMES REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. FOR THE PERIOD REPORTED, SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED, OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.

THE RUSSELL 3000(R) INDEX COMPRISES THE LARGEST 3000 STOCKS AND REPRESENTS 98% OF THE US EQUITY MARKET AS DETERMINED BY MARKET CAPITALIZATION. THE INDEX IS UNMANAGED AND IT IS NOT POSSIBLE TO INVEST DIRECTLY IN ANY INDEX.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF NOVEMBER 30, 2000 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

                                  2                                  FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------

 Shares   Security Description                    Value          Shares  Security Description                          Value
-------------------------------------------------------------    -----------------------------------------------------------------
COMMON STOCK (97.2%)
BANKS & CREDIT INSTITUTIONS (2.4%)                               GENERAL MERCHANDISE STORES (2.0%)
  8,066   Citigroup, Inc.                     $      401,786      6,500  Wal-Mart Stores, Inc.                          $ 339,219
                                             ----------------                                                     ----------------
BUILDING MATERIALS (1.6%)                                        HOME FURNITURE, FURNISHINGS &
  7,000   Home Depot, Inc.                           274,312     EQUIPMENT STORES (1.2%)
                                             ----------------     4,500  Radioshack Corp.                                 210,937
                                                                                                                  ----------------
BUSINESS SERVICES (13.1%)
 28,600   Novell, Inc. +                             151,938     INDUSTRIAL & COMMERCIAL MACHINERY
 25,200   Oracle Corp. +                             667,800     & COMPUTER EQUIPMENT (6.3%)
  4,350   RealNetworks, Inc. +                        54,103      6,700  Applied Materials, Inc. +                        270,931
 10,500   Sun Microsystems, Inc. +                   798,656      4,750  Cisco Systems, Inc. +                            227,406
  5,700   VERITAS Software Corp. +                   556,106      7,700  EMC Corp. +                                      572,688
                                             ----------------                                                     ----------------
                                                   2,228,603                                                            1,071,025
                                             ----------------                                                     ----------------
CHEMICALS & ALLIED PRODUCTS (28.2%)                              MEASURING, ANALYZING, & CONTROLLING
  7,800   Amgen, Inc. +                              496,275     INSTRUMENTS; PHOTOGRAPHIC, MEDICAL
 10,000   Biovail Corp. +                            327,500     & OPTICAL GOODS (9.9%)
  7,700   Elan Corp. plc ADR +                       415,319      4,600  Applera Corp. - Applied Biosystems Group         380,075
  3,750   Forest Laboratories, Inc. +                508,125      5,800  Baxter International, Inc.                       502,063
  5,700   Genentech, Inc. +                          387,956      5,800  JDS Uniphase Corp. +                             290,363
  3,400   IDEC Pharmaceuticals Corp. +               591,813      3,000  Teradyne, Inc. +                                  90,188
  5,500   Invitrogen Corp. +                         396,344      6,660  Waters Corp. +                                   428,321
  5,500   MedImmune, Inc. +                          292,531                                                      ----------------
  6,700   Pfizer, Inc.                               296,894                                                            1,691,010
  5,800   Pharmacia Corp.                            353,800                                                      ----------------
  7,400   Procter & Gamble Co.                       554,075     NONDEPOSITORY CREDIT INSTITUTIONS (2.6%)
  2,500   Protein Design Labs, Inc. +                193,125      8,000  American Express Co.                             439,500
                                             ----------------                                                     ----------------
                                                   4,813,757
                                             ----------------
                                                                 PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.3%)
DEPOSITORY INSTITUTIONS (2.4%)                                    4,390  Viacom, Inc. - Class B +                         224,439
  7,500   Bank of New York Co., Inc.                 413,906                                                      ----------------
                                             ----------------
                                                                 SECURITY & COMMODITY BROKERS, DEALERS,
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT                          EXCHANGES & SERVICES (3.5%)
& COMPONENTS, EXCEPT COMPUTER                                     6,200  Merrill Lynch & Co., Inc.                        358,825
EQUIPMENT (18.1%)                                                 3,800  Morgan Stanley Dean Witter & Co.                 240,825
                                                                                                                  ----------------
  2,300   Analog Devices, Inc. +                     114,138                                                              599,650
  3,400   Broadcom Corp. +                           331,500                                                      ----------------
  5,500   CIENA Corp. +                              417,656     WHOLESALE TRADE-DURABLE GOODS (0.6%)
  6,200   Emerson Electric Co.                       451,825      2,550  Sycamore Networks, Inc. +                        105,666
  8,000   General Electric Co.                       396,500                                                      ----------------
  3,000   Integrated Device Technology, Inc. +        89,438     WHOLESALE TRADE-NONDURABLE GOODS (3.1%)
  5,800   Intel Corp.                                220,763      5,400  Cardinal Health, Inc.                            539,663
  6,300   Nortel Networks Corp.                      237,825                                                      ----------------
  4,230   PMC-Sierra, Inc. +                         389,953
  1,200   SDL, Inc. +                                218,100     TOTAL COMMON STOCK (COST $20,825,133)                 16,589,113
  5,700   Texas Instruments, Inc.                    212,681                                                      ----------------
                                             ----------------
                                                   3,080,379     SHORT-TERM INVESTMENTS (2.8%)
                                             ----------------      472,111 BT Institutional Cash Management Fund
ENGINEERING, ACCOUNTING, RESEARCH,                                       (cost $ 472,111)                                 472,111
MANAGEMENT & RELATED SERVICES (0.9%)                                                                              ----------------
  3,730   Applera Corp. - Celera                                 TOTAL INVESTMENTS (100.0%) (COST $21,297,244)       $ 17,061,224
          Genomics Group +                           155,261                                                      ================
                                             ----------------
-------------------------------------------------------------
+ Non-income producing security.
ADR - American Depository Receipts


See Notes to Financial Statements      3                             FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS
       Investments (Note 2):
           Investments, at cost                                $          21,297,244
           Net unrealized depreciation                                    (4,236,020)
                                                              -----------------------

       Total investments, at value                                        17,061,224

       Receivable for Fund shares issued                                     130,491
       Interest, dividends and other receivables                               7,544
                                                              -----------------------

Total Assets                                                              17,199,259
                                                              -----------------------

LIABILITIES
       Payable to adviser (Note 3)                                            11,226
       Payable to administrator (Note 3)                                       2,312
       Accrued expenses and other liabilities                                  8,317
                                                              -----------------------

Total Liabilities                                                             21,855
                                                              -----------------------

NET ASSETS                                                              $ 17,177,404
                                                              =======================


COMPONENTS OF NET ASSETS
       Paid-in capital                                                  $ 21,634,746
       Undistributed net investment loss                                     (59,727)
       Unrealized depreciation of investments                             (4,236,020)
       Accumulated net realized loss                                        (161,595)
                                                              -----------------------

NET ASSETS                                                              $ 17,177,404
                                                              =======================

SHARES OF BENEFICIAL INTEREST                                              2,148,833

NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE                                                        $ 7.99


See Notes to Financial Statements              4                     FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
STATEMENT OF OPERATIONS (unaudited)
FOR THE PERIOD ENDED NOVEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividend income                                                        $ 17,120
     Interest income                                                          26,847
                                                              -----------------------
Total Investment Income                                                       43,967
                                                              -----------------------

EXPENSES
     Investment advisory (Note 3)                                             68,543
     Administration (Note 3)                                                  10,281
     Transfer agent (Note 3)                                                   8,164
     Custody (Note 3)                                                          3,867
     Accounting (Note 3)                                                      14,613
     Reporting                                                                 4,785
     Compliance                                                               17,596
     Audit                                                                     5,697
     Legal                                                                        58
     Trustees                                                                    350
     Miscellaneous                                                             1,666
                                                              -----------------------
Total Expenses                                                               135,620
     Fees waived (Note 4)                                                    (31,926)
                                                              -----------------------
Net expenses                                                                 103,694
                                                              -----------------------

NET INVESTMENT LOSS                                                          (59,727)
                                                              -----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized loss on investments                                       (161,595)
     Net change in unrealized depreciation of investments                  (4,236,020)
                                                              -----------------------


NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                           (4,397,615)
                                                              -----------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ (4,457,342)
                                                              =======================


See Notes to Financial Statements              5                     FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
FOR THE PERIOD ENDED NOVEMBER 30, 2000
--------------------------------------------------------------------------------

NET ASSETS, July 5, 2000  (Note 1)                                               $ -
                                                            -------------------------

OPERATIONS
     Net investment loss                                                     (59,727)
     Net realized loss on investments                                       (161,595)
     Net change in unrealized depreciation of investments                 (4,236,020)
                                                            -------------------------

Net decrease in net assets resulting from operations                      (4,457,342)
                                                            -------------------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                       25,662,690
     Redemption of shares                                                 (4,027,944)
                                                            -------------------------

Net increase from capital share transactions                              21,634,746
                                                            -------------------------

Net increase in net assets                                                17,177,404
                                                            -------------------------

NET ASSETS, End of Period (a)                                           $ 17,177,404
                                                            =========================

SHARE TRANSACTIONS
Sale of shares                                                             2,560,267
Redemption of shares                                                        (411,434)
                                                            -------------------------

Net increase in shares                                                     2,148,833
                                                            =========================

(a)  Undistributed net investment loss                                     $ (59,727)
                                                            =========================


See Notes to Financial Statements              6                     FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                                 July 5, 2000
                                                                      to
                                                               November 30, 2000
                                                            ------------------------


      NET ASSET VALUE PER SHARE, Beginning of Period                         $10.00
                                                            ------------------------
      INVESTMENT OPERATIONS
           Net investment loss                                                (0.03)
           Net realized and unrealized loss
             on investments                                                   (1.98)
                                                            ------------------------
      Total from Investment Operations                                        (2.01)
                                                            ------------------------

      NET ASSET VALUE, End of Period                                          $7.99
                                                            ========================

      TOTAL RETURN                                                           (20.10)%

      RATIO/SUPPLEMENTARY DATA
           Net assets at end of period (000's omitted)                       $17,177
           Ratios to Average Net Assets
              Expenses, including reimbursement/
                   waiver of fees                                             1.51% (a)
              Expenses, excluding reimbursement/
                   waiver of fees                                             1.98% (a)
           Net investment loss, including
                 reimbursement/waiver of fees                                 (0.87)(a)

      PORTFOLIO TURNOVER RATE                                                    9%


---------------------------------------------------------------------------
   (a)Annualized.


See Notes to Financial Statements              7                     FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

This report relates to Mastrapasqua Growth Value Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on July 5, 2000. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

                                               8                     FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------


EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3.  ADVISORY  FEES,  SERVICING  FEES AND OTHER  TRANSACTIONS  WITH  RELATED
PARTIES

INVESTMENT ADVISER - The investment adviser for the Fund is Mastrapasqua & Associates (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

ADMINISTRATOR - The administrator for the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.15% on the first $ 100 million of the Fund's average daily net assets, and 0.10% thereafter, subject to a $25,000 annual minimum that is waived for the first 6 months of operations.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund an annual fee of $18,000, plus an annual shareholder account fee of $18 per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor, and currently receives no compensation from the Fund for this service.

OTHER SERVICE PROVIDER- Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000, plus certain amounts based upon the asset level of the Fund, as well as the number and types of portfolio transactions made by the Fund. The custodian is Forum Trust, LLC., to which the Fund pays an annual maintenance fee of $3,600, plus 0.01% of the Fund's average daily net assets, and certain other transactional fees.

NOTE 4.  WAIVER OF FEES

The Adviser voluntarily waived fees of $31,926 for the period ended November 30, 2000.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $22,532,156 and $1,545,432, respectively, for the period ended November 30, 2000.

For federal income tax purposes, the tax basis of investment securities owned as of November 30, 2000, was $20,825,133, and the net unrealized depreciation of investment securities was $(4,236,020). The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $663,998, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $(4,900,018).

                                               9                     FORUM FUNDS

                 (This page has been left blank intentionally.)

           FOR MORE INFORMATION                                 [LOGO]
                                                             MASTRAPASQUA
                                                             & ASSOCIATES


                                                             MASTRAPASQUA
                                                           GROWTH VALUE FUND



            INVESTMENT ADVISOR
          Mastrapasqua & Associates
        814 Church Street, Suite 600
            Nashville TN, 37203


                DISTRIBUTOR
          Forum Fund Services, LLC
            Two Portland Square
           Portland, Maine 04101


               TRANSFER AGENT
        Forum Shareholder Services, LLC                         [LOGO]
             Two Portland Square                              FORUM FUNDS
            Portland, Maine 04101                             P.O. BOX 446
                                                         Portland, Maine 04112
                                                            800-94FORUM OR
  This report is authorized for distribution                 800-448-0982
 only to shareholders and to others who have                 207-879-0001
  received a copy of the Fund's prospectus.